Allowance for Loan Losses (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Aging of recorded investment in past due loans
Document Period End Date	Dec. 31, 2015
Total Past Due	$ 2,124	$ 3,813
Loans Not Past Due	342,757	305,636
Total ending loan balance	344,881	309,449
Commercial And Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	27
Loans Not Past Due	18,117	17,388
Total ending loan balance	18,117	17,415
Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
Total Past Due	1,384	894
Loans Not Past Due	90,916	74,369
Total ending loan balance	92,300	75,263
Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
Total Past Due	20	0
Loans Not Past Due	22,672	16,486
Total ending loan balance	22,692	16,486
Commercial: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	41	0
Loans Not Past Due	11,041	2,322
Total ending loan balance	11,082	2,322
Commercial: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	1,216
Loans Not Past Due	10,639	5,610
Total ending loan balance	10,639	6,826
Mortgage [Member]
Aging of recorded investment in past due loans
Total Past Due	671	1,577
Loans Not Past Due	39,807	37,740
Total ending loan balance	40,478	39,317
Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Loans Not Past Due	128,902	132,636
Total ending loan balance	128,902	132,636
Residential Construction: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Loans Not Past Due	2,423	1,472
Total ending loan balance	2,423	1,472
Residential construction: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Loans Not Past Due	878	192
Total ending loan balance	878	192
Home Equity [Member]
Aging of recorded investment in past due loans
Total Past Due	8	80
Loans Not Past Due	13,982	13,115
Total ending loan balance	13,990	13,195
Consumer and Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	19
Loans Not Past Due	3,380	4,306
Total ending loan balance	3,380	4,325
Financing Receivables, 30 to 59 Days Past Due [Member]
Aging of recorded investment in past due loans
Total Past Due	1,519	545
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial And Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
Total Past Due	1,282	72
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
Total Past Due	20	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	41	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Mortgage [Member]
Aging of recorded investment in past due loans
Total Past Due	176	454
Financing Receivables, 30 to 59 Days Past Due [Member] | Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Construction: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential construction: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Home Equity [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer and Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	19
Financing Receivables, 60 to 89 Days Past Due [Member]
Aging of recorded investment in past due loans
Total Past Due	0	276
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial And Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Mortgage [Member]
Aging of recorded investment in past due loans
Total Past Due	0	203
Financing Receivables, 60 to 89 Days Past Due [Member] | Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Construction: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential construction: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Home Equity [Member]
Aging of recorded investment in past due loans
Total Past Due	0	73
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer and Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Aging of recorded investment in past due loans
Total Past Due	605	2,992
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial And Other [Member]
Aging of recorded investment in past due loans
Total Past Due	0	27
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial: Real Estate [Member]
Aging of recorded investment in past due loans
Total Past Due	102	822
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial: Five or more family [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	1,216
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Mortgage [Member]
Aging of recorded investment in past due loans
Total Past Due	495	920
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Mortgage Warehouse [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Construction: Construction [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential construction: Land [Member]
Aging of recorded investment in past due loans
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Home Equity [Member]
Aging of recorded investment in past due loans
Total Past Due	8	7
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer and Other [Member]
Aging of recorded investment in past due loans
Total Past Due	$ 0	$ 0